MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2026
Material accounting policy information [Abstract]
Statement of Compliance	Statement of Compliance
These condensed interim consolidated financial statements
have been prepared in accordance with IFRS Accounting
Standards as issued by the International Accounting
Standards Board (“IASB”) applicable to the preparation of
interim financial statements, under International Accounting
Standard 34, Interim Financial Reporting. These interim
financial statements should be read in conjunction with
Barrick’s most recently issued Annual Report, which
includes information necessary or useful to understanding
the Company’s business and financial statement
presentation. In particular, the Company’s material
accounting policy information was presented in Note 2 of
the Annual Consolidated Financial Statements for the year
ended December 31, 2025 ("2025 Annual Financial
Statements"), and have been consistently applied in the
preparation of these interim financial statements. These
condensed interim consolidated financial statements were
authorized for issuance by the Board of Directors on August
10, 2026.

New Accounting Standards Issued	New Accounting Standards Issued
Certain new accounting standards and interpretations have
been published that are either applicable in the current year or not mandatory for the current period. We have assessed
these standards and determined they do not have a
material impact on Barrick in the current reporting period. In particular, the following standards have been issued by the
IASB.
■Amendments to the Classification and Measurement of
Financial Instruments (IFRS 9 and IFRS 7) with
mandatory application of the standard in annual
reporting periods beginning on or after January 1,
2026.  The amendment clarifies the date of recognition
and derecognition of some financial assets and
liabilities, and updates the disclosures for equity
instruments designated at fair value through other
comprehensive income.  This did not have a material
impact on the financial statements.
■IFRS 18 Presentation and Disclosure in Financial
Statements with mandatory application of the standard
in annual reporting periods beginning on or after
January 1, 2027.  Even though IFRS 18 will not impact
the recognition or measurement of items in the
financial statements, it will impact presentation and
disclosure of certain aspects of the financial statements
including management-defined performance measures
(MPM) within the financial statements.  We are
currently assessing the detailed implications of
applying the new standard on the financial statements.
Based on our preliminary assessment, items of income
and expenses in the statement of income will be
grouped into new categories resulting in new subtotals
and/or line items being presented and changes in how
certain existing subtotals are calculated; operating
profit will be the starting point for determining cash
flows from operating activities instead of net income
and interest paid will be presented as financing cash
flows and interest received as investing cash flows;
and new disclosures will be required for MPMs, of
which we believe that the following will meet the MPM
definition:  Adjusted net earnings, EBITDA, Adjusted
EBITDA and Attributable Adjusted EBITDA.
No standards have been early adopted in the current
period.